As filed with the Securities and Exchange Commission on February 11, 2021
1933 Act Registration No. 333-181616
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 30
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 576

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
(Exact Name of Registrant)

 ChoicePlus AssuranceSM Series

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
120 Madison Street, Suite 1310
Syracuse, New York 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (260) 455-2000

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
20 Madison Street, Suite 1310
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:
Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on March 12, 2021, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

/x/ This post-effective amendment designates a new effective date for Post-Effective Amendment No. 28 (File No. 333-181616) filed on November 20, 2020.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this Post-Effective Amendment No. 30 to the registration statement to be signed on its behalf, in the City of Hartford, and the State of Connecticut on this 11th day of February, 2021.

LINCOLN NEW YORK ACCOUNT N FOR VARIABLE ANNUITIES
(Registrant)
Lincoln ChoicePlus AssuranceSM Series

By: /s/ Scott C. Durocher
Scott C. Durocher
       Vice President, Lincoln Life & Annuity Company of New York
       (Title)

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Depositor)

By:  /s/ Carolyn E. Augur
                                                        Carolyn E. Augur
       (Signature-Officer of Depositor)
Assistant Vice President, Lincoln Life & Annuity Company of New York
(Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on February 11, 2020.

Signature	Title

*/s/ Dennis R. Glass Dennis R. Glass	President and Director
*/s/ Ellen Cooper Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
*/s/ Randal J. Freitag Randal J. Freitag	Executive Vice President, Chief Financial Officer, and Director
*/s/ Lisa M. Buckingham Lisa M. Buckingham	Director
*/s/ George W. Henderson, III George W. Henderson, III	Director
*/s/ Mark E. Konen Mark E. Konen	Director
*/s/ M. Leanne Lachman M. Leanne Lachman	Director
*/s/ Louis G. Marcoccia Louis G. Marcoccia	Director
* /s/ Patrick S. Pittard Patrick S. Pittard	Director
* /s/ Scott C. Durocher, pursuant to a Power of Attorney Scott C. Durocher